As filed with the Securities and Exchange Commission on August 16, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Megan Hadley Koehler
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – June 30, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

WRIGHT
INVESTORS' SERVICE

THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

SEMI-ANNUAL REPORT

June 30, 2013
(Unaudited)

THE WRIGHT MANAGED EQUITY TRUST

THE WRIGHT MANAGED INCOME TRUST

- Wright Total Return Bond Fund
- Wright Current Income Fund

The Wright Managed Blue Chip Investment Funds

The Wright Managed Blue Chip Investment Funds consist of three equity funds from The Wright Managed Equity Trust and two fixed-income funds from The Wright Managed Income Trust. Each of the five funds have distinct investment objectives and policies. They can be used individually or in combination to achieve virtually any objective. Further, as they are all "no-load" funds (no commissions or sales charges), portfolio allocation strategies can be altered as desired to meet changing market conditions or changing requirements without incurring any sales charges.

Approved Wright Investment List

Securities selected for investment in these funds are chosen mainly from a list of "investment grade" companies maintained by Wright Investors' Service ("Wright", "WIS" or the "Adviser"). Over 34,000 global companies (covering 63 countries) in Wright's database are screened as new data becomes available to determine any eligible additions or deletions to the list. The qualifications for inclusion as "investment grade" are companies that meet Wright's Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. In addition, securities, which are not included in Wright's "investment grade" list, may also be selected from companies in the fund's specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification.

Three Equity Funds

Wright Selected Blue Chip Equities Fund (WSBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income. The Fund's portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the Fund's investment. The Adviser seeks to outperform the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright Major Blue Chip Equities Fund (WMBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income by providing a broadly diversified portfolio of equities of larger well-established companies with market values of $5-$10 billion or more. The Adviser seeks to outperform the Standard & Poor's 500 Index ("S&P 500") by selecting stocks, using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright International Blue Chip Equities Fund (WIBC) (the "Fund") seeks total return consisting of price appreciation plus income by investing in a broadly diversified portfolio of equities of well-established, non-U.S. companies. The Fund may buy common stocks traded on the securities exchange of the country in which the company is based or it may purchase American Depositary Receipts ("ADR's") traded in the United States. The portfolio is denominated in U.S. dollars and investors should understand that fluctuations in foreign exchange rates may impact the value of their investment. The Adviser seeks to outperform the MSCI World ex U.S. Index ("MSCI World ex U.S.") by selecting stocks using fundamental company analysis and company-specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries, sectors and countries.

(continued on inside back cover)

Table of Contents

Investment Objectives	inside front
Letter to Shareholders	2
Fund Expenses	4
Important Notices Regarding Deliver of Shareholder Documents , Portfolio Holdings and Proxy Voting	52

FINANCIAL STATEMENTS

The Wright Managed Equity Trust		The Wright Managed Income Trust

Wright Selected Blue Chip Equities Fund		Wright Total Return Bond Fund
Portfolio of Investments	6	Portfolio of Investments	29
Statement of Assets and Liabilities	8	Statement of Assets and Liabilities	33
Statement of Operations	8	Statement of Operations	33
Statements of Changes in Net Assets	9	Statements of Changes in Net Assets	34
Financial Highlights	10	Financial Highlights	35

Wright Major Blue Chip Equities Fund		Wright Current Income Fund
Portfolio of Investments	11	Portfolio of Investments	36
Statement of Assets and Liabilities	13	Statement of Assets and Liabilities	42
Statement of Operations	13	Statement of Operations	42
Statements of Changes in Net Assets	14	Statements of Changes in Net Assets	43
Financial Highlights	15	Financial Highlights	44

Wright International Blue Chip Equities Fund		Notes to Financial Statements	45
Portfolio of Investments	16
Statement of Assets and Liabilities	18
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20

Notes to Financial Statements	21

Letter to Shareholders

Dear Shareholder:

Stocks ran into some profit taking pressures toward the end of June, but the stock market averages racked up respectable positive returns for the second quarter as a whole. June was the first month since November in which the Dow Jones Industrials failed to record a gain, as interest rates climbed on concerns that the Federal Reserve will end its Quantitative Easing program of buying bonds sooner than expected. Yields on 10-year U.S. Treasury bonds increased about 65 basis points – from 1.85% to 2.50% - in the second quarter, and yields ticked up another 25 basis points in the first week of July. On July 10, though, Fed Chairman Ben Bernanke walked the bond market back from the ledge, so to speak, by assuring investors that “highly accommodative” monetary policies will be needed for the foreseeable future. Bernanke took pains to distinguish between the Fed’s bond-buying program, which we all knew could not continue ad infinitum, and its zero interest rate policy, which is likely to be in place well into 2015. With these assurances, bond market volatility has reduced and stock prices have rebounded to all-time highs.

A few weeks from now, when the Commerce Department will report on second-quarter GDP, it will probably show another sub-2% growth rate, which would be the economy’s fourth quarter of sub-par growth in the past five quarters. There are, to be sure, signs of improvement in the economy, which suggest that a period of better-than-2% growth lies ahead: auto sales touched a five-year high in June; home prices continue to rise and the inventory of unsold homes has shrunk; consumer confidence is running close to a five-year high; U.S. oil and gas production is increasing, bringing the U.S. closer to energy self-sufficiency; and the labor market just put in a solid three straight months of net new job creation totaling 600,000.

At 7.6%, however, a rate that even Ben Bernanke believes overstates the health of the labor market, the civilian unemployment rate is still too high. In addition to seeing a lower unemployment rate, the Fed will look for other important signals before it begins to think seriously about tightening policy: improvement in the labor participation rate, as discouraged workers reenter the labor force; a reduction in the time it takes for the unemployed to find work; and a reduction in what might be called underemployment, i.e., workers working part-time for economic reasons. What’s more, businesses have yet to show a full commitment to the economic expansion by rebuilding inventories and investing in capital expansion.

While economic conditions outside the U.S. still leave a lot to be desired, some positive signs are starting to appear there as well. Leading indicators have begun to bend up a bit for Japan and for Europe – not enough to project robust growth by any means, but enough to suggest that the bottom may have been passed in the case of Europe and that more vigorous growth may lie ahead for Japan after two lost decades. China’s outlook is still problematic, as exports have fallen and the country’s finance minister is condoning economic growth of 6.5%-7% this year, down from earlier targets of 7.5%-8% and essentially the slowest growth in 20 years. While global interest rates have risen in sympathy with U.S. yields, rate spreads in Europe are much narrower than at the height of the European debt crisis in 2012. The euro appreciated 1.5% during the second quarter, while the yen dropped 5%. Precious metals and commodities other than oil were the second quarter’s big losers, as inflation expectations retreated.

Second-quarter losses in the bond market came surprisingly quick, so much so that investors cannot help but wonder if more losses are to come. With inflation rates and interest rates coming off five-decade lows, the logical direction for future rates is higher, but Wright believes that there is still so much slack in world economies that inflation is not a big near-term risk. One of the oddest aspects of the April-June quarter of 2013 is the way that gold prices and TIPS inflation-protected securities sold off, a clear indication of falling inflation expectations. This did not square with the quarter’s firming economic indicators, which is why many Federal Reserve officials do not yet see the need for the Fed to begin peeling back its Quantitative Easing layer of monetary accommodation. Given our assessment of Federal Reserve inclinations, we would not be surprised if bond yields head lower during the second half of 2013 before resuming the rise that the Fed initiated in May and June. With housing counted on as a key driver of the U.S. economy in 2013-14, Ben Bernanke and company were no doubt distressed by the recent more-than-1% rise in mortgage rates in the space of two months. The rate of home refinancing will fall off dramatically, according to J.P. Morgan’s Jamie Dimon, should rates remain at elevated levels or increase further.

2

Letter to Shareholders

Running at 20%-25% above their levels 12 months ago, stock prices have continued to outpace economic activity and corporate earnings, which have advanced but at more pedestrian rates. Nonetheless, Wright’s view is that U.S. stocks are still fairly valued. At midyear, the S&P 500 was priced at 15½-16 times trailing 12 months’ earnings, roughly one-half P/E point below the market’s average valuation over the past 40 years. Bond returns going forward figure to be modest, which should swing some investors in the direction of equities.

With global stock prices up 25% since last June’s lows, though, one should not be surprised if further gains come more haltingly. One cannot rule out the potential for a 10% correction in stock prices after a rally such as we have seen over the past 12 months. Still, the world economy and financial system appear to be on the mend from the disasters of 2008-09. The mixed messages emanating from the Fed notwithstanding, the world’s central banks do not appear to be ready to reduce their support for growth. If you have any questions on this or any other investment or wealth management matter, please contact me.

Sincerely,

Peter M. Donovan
Chairman & CEO

3

Fund Expenses

Example:
As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including redemption fees (if applicable); and (2) ongoing costs including management fees; distribution or service fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:
The first line of the tables shown on the following page provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if applicable).  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses

EQUITY FUNDS				FIXED-INCOME FUNDS

Wright Selected Blue Chip Equities Fund				Wright Total Return Bond Fund

	Beginning	Ending	Expenses Paid		Beginning	Ending	Expenses Paid
	Account Value (1/1/13)	Account Value (6/30/13)	During Period* (1/1/13-6/30/13)		Account Value (1/1/13)	Account Value (6/30/13)	During Period* (1/1/13-6/30/13)
Actual Fund Shares	$1,000.00	$1,159.28	$7.50	Actual Fund Shares	$1,000.00	$974.34	$4.65
Hypothetical (5% return per year before expenses)				Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.85	$7.00	Fund Shares	$1,000.00	$1,020.08	$4.76

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.				*Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

Wright Major Blue Chip Equities Fund				Wright Current Income Fund

	Beginning	Ending	Expenses Paid		Beginning	Ending	Expenses Paid
	Account Value (1/1/13)	Account Value (6/30/13)	During Period* (1/1/13-6/30/13)		Account Value (1/1/13)	Account Value (6/30/13)	During Period* (1/1/13-6/30/13)
Actual Fund Shares	$1,000.00	$1,142.83	$7.44	Actual Fund Shares	$1,000.00	$982.70	$4.42
Hypothetical (5% return per year before expenses)				Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.85	$7.00	Fund Shares	$1,000.00	$1,020.33	$4.51

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.				*Expenses are equal to the Fund’s annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

Wright International Blue Chip Equities Fund

	Beginning	Ending	Expenses Paid
	Account Value (1/1/13)	Account Value (6/30/13)	During Period* (1/1/13-6/30/13)
Actual Fund Shares	$1,000.00	$1,010.06	$9.22
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,015.62	$9.25

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

5

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of June 30, 2013

	Shares	Value		Shares	Value

EQUITY INTERESTS - 99.5%
			FOOD, BEVERAGE & TOBACCO - 3.1%
			Green Mountain Coffee Roasters, Inc.*	5,380	$403,823
BANKS - 7.7%			Ingredion, Inc.	5,310	348,442
BancorpSouth, Inc.	24,725	$437,632	Universal Corp.	6,475	374,579
City National Corp.	6,385	404,617			$1,126,844
Commerce Bancshares, Inc.	8,287	360,982
East West Bancorp, Inc.	13,075	359,563
FirstMerit Corp.	17,805	356,634	HEALTH CARE EQUIPMENT & SERVICES - 7.4%
Fulton Financial Corp.	80,450	923,566	Community Health Systems, Inc.*	6,040	$283,155
		$2,842,994	Cooper Cos., Inc. (The)	4,455	530,368
			MEDNAX, Inc.*	1,595	146,070
			Omnicare, Inc.	5,660	270,039
CAPITAL GOODS - 9.1%			ResMed, Inc.	7,820	352,916
AGCO Corp.	9,990	$501,398	Universal Health Services, Inc. – Class B	17,075	1,143,342
AMETEK, Inc.	5,885	248,936			$2,725,890
B/E Aerospace, Inc.*	17,315	1,092,230
Carlisle Cos., Inc.	3,700	230,547
Huntington Ingalls Industries, Inc.	3,365	190,055	HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
Terex Corp.*	7,230	190,149	Energizer Holdings, Inc.	8,995	$904,087
Timken Co.	4,880	274,647
Triumph Group, Inc.	4,580	362,507
URS Corp.	5,720	270,098	INDUSTRIAL - 1.0%
		$3,360,567	Gardner Denver, Inc.	4,705	$353,722

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%			INSURANCE - 7.5%
Deluxe Corp.	10,680	$370,062	American Financial Group, Inc.	7,935	$388,101
Towers Watson & Co. - Class A	3,110	254,833	Everest Re Group, Ltd.	1,155	148,140
		$624,895	HCC Insurance Holdings, Inc.	20,430	880,737
			Reinsurance Group of America, Inc.	7,145	493,791
			WR Berkley Corp.	20,382	832,809
COMMERCIAL SERVICES & SUPPLIES - 1.7%					$2,743,578
AECOM Technology Corp.*	19,835	$630,555

			MATERIALS - 7.0%
COMMUNICATIONS EQUIPMENT - 0.5%			Albemarle Corp.	8,490	$528,842
Exelis, Inc.	13,190	$181,890	NewMarket Corp.	675	177,228
			Packaging Corp. of America	5,990	293,270
			Rock-Tenn Co. - Class A	3,950	394,526
CONSUMER DURABLES & APPAREL - 2.6%			Valspar Corp. (The)	14,295	924,458
Hanesbrands, Inc.	7,615	$391,563	Worthington Industries, Inc.	8,485	269,059
Polaris Industries, Inc.	2,270	215,650			$2,587,383
Service Corp. International	20,425	368,263
		$975,476
			MEDIA - 0.9%
			John Wiley & Sons, Inc. - Class A	5,540	$222,099
CONSUMER SERVICES - 3.7%			Valassis Communications, Inc.	4,110	101,065
Brinker International, Inc.	23,205	$914,973			$323,164
Cheesecake Factory, Inc. (The)	10,510	440,264
		$1,355,237
			PHARMACEUTICALS & BIOTECHNOLOGY - 3.7%
			Endo Health Solutions, Inc.*	21,605	$794,848
DIVERSIFIED FINANCIALS - 6.4%			United Therapeutics Corp.*	5,125	337,328
Affiliated Managers Group, Inc.*	2,945	$482,803	Vertex Pharmaceuticals, Inc.*	2,860	228,428
Federated Investors, Inc. - Class B	9,600	263,136			$1,360,604
MSCI, Inc.*	7,755	258,009
Raymond James Financial, Inc.	8,250	354,585
Waddell & Reed Financial, Inc. - Class A	23,120	1,005,720	REAL ESTATE - 0.5%
		$2,364,253	Corrections Corp. of America (REIT)	5,350	$181,205

ENERGY - 3.8%			RETAILING - 8.0%
Atwood Oceanics, Inc.*	1,645	$85,622	Advance Auto Parts, Inc.	11,560	$938,325
Helix Energy Solutions Group, Inc.*	18,060	416,103	American Eagle Outfitters, Inc.	5,375	98,148
HollyFrontier Corp.	20,649	883,364	Ascena Retail Group, Inc.*	18,825	328,496
		$1,385,089	Chico's FAS, Inc.	16,650	284,049
			CST Brands, Inc.*	3,395	104,600
			Foot Locker, Inc.	5,215	183,203

See Notes to Financial Statements.	6

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of June 30, 2013

	Shares	Value

Rent-A-Center, Inc.	6,895	$258,907	Portfolio Composition by Sector
Ross Stores, Inc.	11,600	751,796	% of total investments at June 30, 2013
		$2,947,524	Financials	22.2%
			Industrials	16.3%
			Consumer Discretionary	15.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%			Information Technology	13.1%
Atmel Corp.*	22,325	$164,089	Health Care	11.2%
			Materials	7.0%
			Utilities	5.6%
SOFTWARE & SERVICES - 10.2%			Consumer Staples	5.5%
Acxiom Corp.*	6,910	$156,719	Energy	3.8%
Alliance Data Systems Corp.*	6,810	1,232,814
Cadence Design Systems, Inc.*	50,450	730,516
Jack Henry & Associates, Inc.	2,020	95,203
NeuStar, Inc. - Class A*	7,440	362,179
Rovi Corp.*	5,885	134,413
ValueClick, Inc.*	41,610	1,026,935
		$3,738,779

TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
Arrow Electronics, Inc.*	4,795	$191,081
Avnet, Inc.*	12,775	429,240
InterDigital, Inc.	3,870	172,795
QLogic Corp.*	10,525	100,619
		$893,735

TRANSPORTATION - 2.2%
Alaska Air Group, Inc.*	15,600	$811,200

UTILITIES - 5.5%
NV Energy, Inc.	43,040	$1,009,718
ONEOK, Inc.	14,205	586,809
UGI Corp.	11,430	447,027
		$2,043,554

TOTAL EQUITY INTERESTS - 99.5%		$36,626,314
(identified cost, $28,208,741)

SHORT-TERM INVESTMENTS - 0.2%
Fidelity Government Money Market Fund, 0.01% (1)	87,138	$87,138

TOTAL SHORT-TERM INVESTMENTS - 0.2%		$87,138
(identified cost, $87,138)

TOTAL INVESTMENTS — 99.7%		$36,713,452
(identified cost, $28,295,879)

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.3%		115,785

NET ASSETS — 100.0%		$36,829,237

REIT— Real Estate Investment Trust
* — Non-income producing security.
(1) Variable rate security. Rate presented is as of June 30, 2013.

See Notes to Financial Statements.	7

Wright Selected Blue Chip Equities Fund (WSBC)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2013		For the Six Months Ended June 30, 2013

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		Dividend income	$224,432
(identified cost $28,295,879) (Note 1A)	$36,713,452	Total investment income	$224,432
Receivable for fund shares sold	78,831
Dividends receivable	37,320	Expenses –
Prepaid expenses and other assets	20,127	Investment adviser fee (Note 3)	$104,931
Total assets	$36,849,730	Administrator fee (Note 3)	20,986
		Trustee expense (Note 3)	7,264
LIABILITIES:		Custodian fee	1,752
Payable for fund shares reacquired	$2,211	Accountant fee	19,877
Accrued expenses and other liabilities	18,282	Distribution expenses (Note 4)	43,721
Total liabilities	$20,493	Transfer agent fee	14,642
NET ASSETS	$36,829,237	Printing	56
		Shareholder communications	2,898
NET ASSETS CONSIST OF:		Audit services	8,747
Paid-in capital	$26,031,465	Legal services	6,257
Accumulated net realized gain on investments	2,400,848	Compliance services	3,051
Distributions in excess of net investment income	(20,649)	Registration costs	9,529
Unrealized appreciation on investments	8,417,573	Interest expense (Note 8)	222
Net assets applicable to outstanding shares	$36,829,237	Miscellaneous	11,708
		Total expenses	$255,641
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	2,892,078
		Deduct –
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$12.73	Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(10,580)
		Net expenses	$245,061
		Net investment loss	$(20,629)

		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
		Net realized gain on investment transactions	$2,693,252
		Net change in unrealized appreciation (depreciation) on investments	2,288,811
		Net realized and unrealized gain on investments	$4,982,063
		Net increase in net assets from operations	$4,961,434

See Notes to Financial Statements.	8

Wright Selected Blue Chip Equities Fund (WSBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2013	December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income (loss)	$(20,629)	$87,380
0	Net realized gain on investment transactions	2,693,252	1,739,677
Net change in unrealized appreciation (depreciation) on investments	2,288,811	3,290,176
Net increase in net assets from operations	$4,961,434	$5,117,233
Distributions to shareholders (Note 2)
From net investment income	$(7,466)	$(68,336)
From net realized capital gains	(1,679,214)	(1,149,678)
Total distributions	$(1,686,680)	$(1,218,014)
Net increase (decrease) in net assets resulting from fund share transactions (Note 6)	$3,632,087	$(6,338,582)
Net increase (decrease) in net assets	$6,906,841	$(2,439,363)

NET ASSETS:
At beginning of period	29,922,396	32,361,759
At end of period	$36,829,237	$29,922,396

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(20,649)	$7,446

See Notes to Financial Statements.	9

Wright Selected Blue Chip Equities Fund (WSBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,		Years Ended December 31,
FINANCIAL HIGHLIGHTS	2013		2012	2011	2010	2009	2008

Net asset value, beginning of period	$11.530		$10.280	$10.400	$8.400	$6.060	$11.100
Income (loss) from investment operations:
Net investment income (loss) (1)	(0.007)		0.028	(0.018)	(0.022)	0.011	(0.013)
Net realized and unrealized gain (loss)	1.840		1.616	(0.102)	2.030	2.329	(4.121)
Total income (loss) from investment operations	1.833		1.644	(0.120)	2.008	2.340	(4.134)

Less distributions:
From net investment income	(0.003)		(0.025)	—	(0.008)	—	—
From net realized gains	(0.630)		(0.369)	—	—	—	(0.906)
Total distributions	(0.633)		(0.394)	—	(0.008)	—	(0.906)
Net asset value, end of period	$12.730		$11.530	$10.280	$10.400	$8.400	$6.060
Total Return(2)	15.93	%(3)	16.02%	(1.15)%	23.93%	38.61%	(39.81)%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$36,829		$29,922	$32,362	$28,370	$16,763	$13,364
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(4)	1.40%	1.40%	1.40%	1.36%	1.26%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	1.36%	1.25%
Net investment income (loss)	(0.12	)%(4)	0.25%	(0.17)%	(0.24)%	0.15%	(0.15)%
Portfolio turnover rate	40	%(3)	54%	82%	60%	41%	72%

(1)			Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)			Not annualized.
(4)			Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2013		2012	2011	2010	2009	2008

Ratios (As a percentage of average daily net assets):
Expenses	1.46	%(4)	1.48%	1.46%	1.79%	2.15%	1.90%
Expenses after custodian fee reduction	N/A		N/A	N/A	N/A	2.15%	1.89%
Net investment income (loss)	(0.18	)%(4)	0.17%	(0.23)%	(0.63)%	(0.64)%	(0.79)%

See Notes to Financial Statements.	10

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of June 30, 2013

	Shares	Value		Shares	Value

EQUITY INTERESTS - 99.9%			Gilead Sciences, Inc.*	10,980	$562,286
			Johnson & Johnson	4,195	360,183
					$2,203,796
CAPITAL GOODS - 9.7%
3M Co.	4,600	$503,010
Cummins, Inc.	805	87,310	RETAILING - 6.6%
Fluor Corp.	1,385	82,144	Bed Bath & Beyond, Inc.*	5,595	$396,686
General Dynamics Corp.	3,195	250,265	Ross Stores, Inc.	2,600	168,506
Illinois Tool Works, Inc.	4,610	318,874	TJX Cos., Inc.	9,585	479,825
Rockwell Automation, Inc.	3,595	298,888			$1,045,017
		$1,540,491

			SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
COMPUTERS & PERIPHERALS - 0.2%			Analog Devices, Inc.	1,585	$71,420
Western Digital Corp.	605	$37,564	Intel Corp.	18,695	452,793
					$524,213

CONSUMER DURABLES & APPAREL - 3.5%
Coach, Inc.	1,210	$69,079	SOFTWARE & SERVICES - 12.7%
Mattel, Inc.	10,580	479,380	Accenture PLC - Class A	990	$71,241
		$548,459	Google, Inc. - Class A*	200	176,074
			Mastercard, Inc. - Class A	200	114,900
			Microsoft Corp.	22,540	778,306
CONSUMER SERVICES - 0.5%			Oracle Corp.	19,135	587,827
Starbucks Corp.	1,200	$78,588	Visa, Inc. - Class A	1,565	286,004
					$2,014,352

DIVERSIFIED FINANCIALS - 10.9%
IntercontinentalExchange, Inc.*	2,955	$525,281	TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
JPMorgan Chase & Co.	13,575	716,624	Apple, Inc.	1,110	$439,649
T. Rowe Price Group, Inc.	6,780	495,957	Cisco Systems, Inc.	25,115	610,545
		$1,737,862			$1,050,194

ENERGY - 7.9%			TELECOMMUNICATION SERVICES - 4.3%
Chevron Corp.	6,250	$739,625	AT&T, Inc.	19,395	$686,583
Helmerich & Payne, Inc.	595	37,158
Murphy Oil Corp.	7,790	474,333
		$1,251,116	UTILITIES - 3.0%
			NextEra Energy, Inc.	5,790	$471,769

FOOD & STAPLES RETAILING - 3.2%			TOTAL EQUITY INTERESTS - 99.9%		$15,876,907
Walgreen Co.	11,670	$515,814	(identified cost, $14,752,063)

			SHORT-TERM INVESTMENTS - 0.0%
FOOD, BEVERAGE & TOBACCO - 1.6%			Fidelity Government Money Market Fund, 0.01% (1)	2,538	$2,538
Coca-Cola Co. (The)	2,620	$105,088
Monster Beverage Corp.*	2,400	145,848	TOTAL SHORT-TERM INVESTMENTS - 0.0%		$2,538
		$250,936	(identified cost, $2,538)

			TOTAL INVESTMENTS — 99.9%		$15,879,445
HEALTH CARE EQUIPMENT & SERVICES - 3.7%			(identified cost, $14,754,601)
Humana, Inc.	2,590	$218,544
Stryker Corp.	5,790	374,497	OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%		13,426
		$593,041
			NET ASSETS — 100.0%		$15,892,871

INSURANCE - 3.4%			PLC — Public Limited Company
Aflac, Inc.	9,390	$545,747	* Non-income producing security.
			(1) Variable rate security. Rate presented is as of June 30, 2013.

MATERIALS - 4.9%
CF Industries Holdings, Inc.	1,690	$289,835
Monsanto Co.	4,975	491,530
		$781,365

PHARMACEUTICALS & BIOTECHNOLOGY - 13.9%
Abbott Laboratories	4,155	$144,926
Amgen, Inc.	5,820	574,201
Bristol-Myers Squibb Co.	12,580	562,200

See Notes to Financial Statements.	11

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of June 30, 2013

Portfolio Composition by Sector
% of total investments at June 30, 2013
Information Technology	22.9%
Health Care	17.6%
Financials	14.4%
Consumer Discretionary	10.5%
Industrials	9.7%
Energy	7.9%
Materials	4.9%
Consumer Staples	4.8%
Telecommunication Services	4.3%
Utilities	3.0%

See Notes to Financial Statements.	12

Wright Major Blue Chip Equities Fund (WMBC)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2013		For the Six Months Ended June 30, 2013

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		07	Dividend income	$147,927
(identified cost $14,754,601) (Note 1A)	$15,879,445		Total investment income	$147,927
Receivable for fund shares sold	353
Dividends receivable	5,502	Expenses –
Prepaid expenses and other assets	19,416		Investment adviser fee (Note 3)	$47,355
Total assets	$15,904,716		Administrator fee (Note 3)	9,471
			Trustee expense (Note 3)	6,993
LIABILITIES:			Custodian fee	2,476
Accrued expenses and other liabilities	$11,845		Accountant fee	18,439
Total liabilities	11,845		Distribution expenses (Note 4)	19,731
NET ASSETS	$15,892,871		Transfer agent fee	12,677
			Printing	25
NET ASSETS CONSIST OF:			Shareholder communications	2,328
Paid-in capital	$19,227,959		Audit services	8,418
Accumulated net realized loss on investments	(4,496,896)		Legal services	2,166
Undistributed net investment income	36,964		Compliance services	2,694
Unrealized appreciation on investments	1,124,844		Registration costs	9,109
Net assets applicable to outstanding shares	$15,892,871		Interest expense (Note 8)	431
			Miscellaneous	8,232
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	1,096,178		Total expenses	$150,545

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$14.50	Deduct –
			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(39,620)
			Net expenses	$110,925
			Net investment income	$37,002

		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
			Net realized gain on investment transactions	$766,423
			Net change in unrealized appreciation (depreciation) on investments	1,311,721
			Net realized and unrealized gain on investments	$2,078,144
			Net increase in net assets from operations	$2,115,146

See Notes to Financial Statements.	13

Wright Major Blue Chip Equities Fund (WMBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2013	December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$37,002	$114,040
0	Net realized gain (loss) on investment transactions	766,423	(39,296)
Net change in unrealized appreciation (depreciation) on investments	1,311,721	746,759
Net increase in net assets from operations	$2,115,146	$821,503
Distributions to shareholders (Note 2)
From net investment income	$(2,701)	$(111,377)
Total distributions	$(2,701)	$(111,377)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(1,778,754)	$(4,071,909)
Net increase (decrease) in net assets	$333,691	$(3,361,783)

NET ASSETS:
At beginning of period	15,559,180	18,920,963
At end of period	$15,892,871	$15,559,180

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$36,964	$2,663

See Notes to Financial Statements.	14

Wright Major Blue Chip Equities Fund (WMBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2013		2012	2011	2010	2009	2008

Net asset value, beginning of period	$12.690		$12.260	$12.250	$10.870	$9.340	$14.520
Income (loss) from investment operations:
Net investment income (loss) (1)	0.032		0.082	(0.012)	0.044	0.099	0.104
Net realized and unrealized gain (loss)	1.780		0.437	0.022	1.389	1.564	(5.169)
Total income (loss) from investment operations	1.812		0.519	0.010	1.433	1.663	(5.065)

Less distributions:
From net investment income	(0.002)		(0.089)	—	(0.053)	(0.133)	(0.115)
Net asset value, end of period	$14.500		$12.690	$12.260	$12.250	$10.870	$9.340
Total Return(2)	14.28	%(3)	4.23%	0.08%	13.19%	17.83%	(34.85)%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$15,893	$15,559		$18,921	$21,676	$27,337	$32,484
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(4)	1.40%	1.40%	1.41%	1.36%	1.26%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	1.36%	1.25%
Net investment income (loss)	0.47	%(4)	0.64%	(0.09)%	0.39%	1.06%	0.86%
Portfolio turnover rate	35	%(3)	76%	154%	68%	69%	58%

(1)				Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)				Not annualized.
(4)				Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2013		2012	2011	2010	2009	2008

Ratios (As a percentage of average daily net assets):
Expenses	1.91	%(4)	1.84%	1.70%	1.68%	1.55%	1.37%
Expenses after custodian fee reduction	N/A		N/A	N/A	N/A	1.55%	1.36%
Net investment income (loss)	(0.04	)%(4)	0.20%	(0.39)%	0.13%	0.86%	0.75%

See Notes to Financial Statements.	15

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of June 30, 2013

	Shares	Value		Shares	Value

EQUITY INTERESTS - 100.4%			Power Assets Holdings, Ltd.	18,000	$155,253
			Techtronic Industries Co.	64,500	154,341
					$877,387
AUSTRALIA - 3.6%
Australia & New Zealand Banking Group, Ltd.	12,042	$315,027
Commonwealth Bank of Australia	5,906	373,991	ITALY - 2.1%
CSL, Ltd.	2,670	150,501	Enel SpA	36,164	$113,289
Flight Centre, Ltd.	3,960	142,563	Eni SpA (Azioni Ordinarie)	24,282	498,063
Rio Tinto, Ltd.	1,423	68,214			$611,352
		$1,050,296

			JAPAN - 25.6%
AUSTRIA - 0.5%			Ajinomoto Co., Inc.	4,000	$58,630
OMV AG	3,368	$151,913	Asics Corp.	8,300	131,266
			Bridgestone Corp.	11,500	391,302
			Central Japan Railway Co.	1,300	158,746
CANADA - 5.3%			Daito Trust Construction Co., Ltd.	2,700	254,140
Agrium, Inc.	3,811	$329,387	Daiwa Securities Group, Inc.	65,000	545,075
Bank of Nova Scotia	5,372	286,283	IHI Corp.	35,000	132,481
BCE, Inc.	2,696	110,196	ITOCHU Corp.	49,600	571,722
Gildan Activewear, Inc.	3,271	132,241	KDDI Corp.	19,800	1,028,520
Toronto-Dominion Bank (The)	8,282	663,141	Kirin Holdings Co., Ltd.	8,000	125,152
		$1,521,248	Mazda Motor Corp.*	48,000	188,936
			Meitec Corp.	6,100	141,546
			Mitsubishi Corp.	10,900	186,431
DENMARK - 0.5%			Mitsubishi UFJ Financial Group, Inc.	68,300	420,794
Novo Nordisk A/S - Class B	867	$134,927	Murata Manufacturing Co., Ltd.	1,100	83,606
			NHK Spring Co., Ltd.	12,200	141,239
			Nippon Telegraph & Telephone Corp.	4,400	227,674
FRANCE - 10.2%			Omron Corp.	3,800	112,927
Alstom SA	1,509	$49,351	ORIX Corp.	13,300	181,421
AtoS	2,031	150,532	Point, Inc.	3,350	160,696
AXA SA	8,746	171,607	Rohm Co. Ltd,	2,600	104,696
BNP Paribas SA	5,669	309,307	Shimamura Co., Ltd.	1,200	145,568
Cie Generale des Etablissements Michelin	2,844	253,968	Shionogi & Co., Ltd.	8,500	177,128
Kering	574	116,506	Softbank Corp.	2,800	163,205
Publicis Groupe SA	1,388	98,689	Sumitomo Corp.	43,700	544,188
Safran SA	2,541	132,529	Sumitomo Mitsui Trust Holdings, Inc.	36,000	167,796
Sanofi	9,295	961,977	Sumitomo Realty & Development Co., Ltd.	2,000	79,630
Technip SA	1,064	107,891	Sumitomo Rubber Industries, Ltd.	12,000	195,943
Total SA	11,500	560,635	Tokyu Corp.	11,000	71,868
Vivendi SA	2,929	55,396	Toyota Motor Corp.	6,500	391,957
		$2,968,388	Toyota Tsusho Corp.	5,500	141,576
					$7,425,859

GERMANY - 11.3%
Allianz SE	1,168	$170,421	LUXEMBOURG - 0.4%
BASF SE	10,050	896,547	Tenaris SA	6,051	$121,206
Bayer AG	2,520	268,372
Bayerische Motoren Werke AG	2,590	226,169
Daimler AG	2,409	145,560	NETHERLANDS - 1.9%
Deutsche Bank AG	3,408	142,443	ASML Holding NV	2,235	$176,111
Henkel AG & Co. KGaA (Preferred Stock), 0.95%	1,079	101,333	Koninklijke Boskalis Westminster NV	5,451	198,500
Muenchener Rueckversicherungs AG - Class R	1,897	348,666	Koninklijke DSM NV	2,676	174,128
RWE AG	6,095	194,262			$548,739
SAP AG	1,999	146,186
Siemens AG	2,126	214,584
Volkswagen AG	2,191	426,483	NORWAY - 1.6%
		$3,281,026	Telenor ASA	7,646	$150,765
			Yara International ASA	8,174	324,226
					$474,991
HONG KONG - 3.0%
Cheung Kong Holdings, Ltd.	35,000	$474,708
Galaxy Entertainment Group, Ltd.*	19,000	93,085	SINGAPORE - 0.5%
			Sembcorp Industries, Ltd.	38,000	$148,309

See Notes to Financial Statements.	16

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of June 30, 2013

	Shares	Value	PLC — Public Limited Company
			* Non-Income producing security.
SPAIN - 1.5%
Gas Natural SDG SA	12,150	$244,636	Portfolio Composition by Sector
Iberdrola SA	37,602	198,245	% of total investments at June 30, 2013
		$442,881	Financials	26.9%
			Consumer Discretionary	13.9%
			Industrials	13.1%
SWEDEN - 1.9%			Health Care	11.1%
Electrolux AB - Class B	4,676	$117,360	Telecommunication Services	8.1%
Hexagon AB - Class B	13,025	346,011	Materials	7.4%
TeliaSonera AB	13,275	86,009	Energy	6.5%
		$549,380	Consumer Staples	4.6%
			Utilities	4.5%
			Information Technology	3.9%
SWITZERLAND - 11.8%
Actelion, Ltd.*	4,842	$291,190
Credit Suisse Group AG	13,920	368,542
Nestle SA	15,912	1,041,852
Novartis AG	4,683	332,114
Swatch Group AG (The)	1,490	140,157
Swiss Re AG	10,474	778,230
Wolseley PLC	3,616	166,342
Zurich Insurance Group AG (Inhaberktie)	1,114	288,464
		$3,406,891

UNITED KINGDOM - 18.7%
AstraZeneca PLC	17,541	$828,728
Aviva PLC	63,021	324,603
BAE Systems PLC	34,944	202,988
Barclays PLC (Ordinary)	32,334	136,555
BHP Billiton PLC	10,603	270,492
BP PLC	35,141	242,641
Centrica PLC	65,165	356,006
GlaxoSmithKline PLC	3,557	88,908
ITV PLC	47,280	100,465
Legal & General Group PLC	327,563	851,541
Lloyds Banking Group PLC*	198,921	190,556
Rio Tinto PLC	2,257	91,844
Rolls-Royce Holdings PLC	43,367	745,886
Royal Dutch Shell PLC - Class B	6,249	206,238
SSE PLC	2,554	58,996
Vodafone Group PLC	191,415	545,365
WPP PLC	9,758	166,056
		$5,407,868

TOTAL EQUITY INTERESTS - 100.4%		$29,122,661
(identified cost, $23,858,286)

RIGHTS - 0.0%
FRANCE – 0.0%
Groupe Fnac* - Exp. Date 05/15/15	574	$1,495
(identified cost, $1,898)

TOTAL INVESTMENTS — 100.4%		$29,124,156
(identified cost, $23,860,184)

LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.4)%		$(110,181)

NET ASSETS — 100.0%		$29,013,975

See Notes to Financial Statements.	17

Wright International Blue Chip Equities Fund (WIBC)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2013		For the Six Months Ended June 30, 2013

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		7	Dividend income (net of foreign taxes $108,052)	$803,648
(identified cost $23,860,184) (Note 1A)	$29,124,156		Total investment income	$803,648
Foreign currency, at value
(identified cost $3,526) (Note 1A)	3,520	Expenses –
Receivable for fund shares sold	164		Investment adviser fee (Note 3)	$128,242
Dividends receivable	51,085		Administrator fee (Note 3)	27,251
Tax reclaims receivable	87,057		Trustee expense (Note 3)	6,969
Prepaid expenses and other assets	19,922		Custodian fee	14,718
Total assets	$29,285,904		Accountant fee	30,868
			Distribution expenses (Note 4)	40,076
LIABILITIES:			Transfer agent fee	22,615
Outstanding line of credit (Note 8)	$245,600		Printing	50
Payable to custodian	1,349		Shareholder communications	2,808
Accrued expenses and other liabilities	24,980		Audit services	8,393
Total liabilities	$271,929		Legal services	4,352
NET ASSETS	$29,013,975		Compliance services	2,912
			Registration costs	9,137
NET ASSETS CONSIST OF:			Interest expense (Note 8)	458
Paid-in capital	$76,795,269		Miscellaneous	14,240
Accumulated net realized loss on investments and foreign currency	(53,522,861)		Total expenses	$313,089
Undistributed net investment income	482,600
Unrealized appreciation on investments and foreign currency	5,258,967	Deduct –
Net assets applicable to outstanding shares	$29,013,975		Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(16,070)
			Net expenses	$297,019
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	2,037,103		Net investment income	$506,629

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$14.24	REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
		Net realized gain (loss) –
			Investment transactions	$951,512
			Foreign currency transactions	(12,127)
			Net realized gain	$939,385

		Change in unrealized appreciation (depreciation) –
			Investments	$(1,020,818)
			Foreign currency translations	(3,675)
			Net change in unrealized appreciation (depreciation) on investments	$(1,024,493)
			Net realized and unrealized loss on investments and foreign currency translations	$(85,108)
			Net increase in net assets from operations	$421,521

See Notes to Financial Statements.	18

Wright International Blue Chip Equities Fund (WIBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2013	December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$506,629	$600,622
27	Net realized gain (loss) on investment and foreign currency transactions	939,385	(1,566,708)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,024,493)	5,386,110
Net increase in net assets from operations	$421,521	$4,420,024
Distributions to shareholders (Note 2)
From net investment income	$(49,599)	$(631,283)
Total distributions	$(49,599)	$(631,283)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(4,613,701)	$(4,782,584)
Net decrease in net assets	$(4,241,779)	$(993,843)

NET ASSETS:
At beginning of period	33,255,754	34,249,597
At end of period	$29,013,975	$33,255,754

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$482,600	$25,570

See Notes to Financial Statements.	19

Wright International Blue Chip Equities Fund (WIBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2013		2012	2011	2010	2009	2008

Net asset value, beginning of period	$14.120		$12.580	$14.860	$14.460	$10.810	$22.470
Income (loss) from investment operations:
Net investment income (1)	0.227		0.244	0.224	0.170	0.208	0.483
Net realized and unrealized gain (loss)	(0.085)		1.567	(2.256)	0.640	3.442	(11.002)
Total income (loss) from investment operations	0.142		1.811	(2.032)	0.810	3.650	(10.519)

Less distributions:
From net investment income	(0.022)		(0.272)	(0.248)	(0.410)	—	(0.575)
From net realized gains	—		—	—	—	—	(0.558)
Tax return of capital	—		—	—	—	—	(0.008)
Total distributions	(0.022)		(0.272)	(0.248)	(0.410)	—	(1.141)
Redemption Fees(1)	—	(2)	0.001	— (2)	— (2)	—	—

Net asset value, end of period	$14.240		$14.120	$12.580	$14.860	$14.460	$10.810
Total Return(3)	1.01	%(4)	14.45%	(13.65)%	5.76%	33.77%	(47.74)%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$29,014		$33,256	$34,250	$49,994	$68,839	$67,146
Ratios (As a percentage of average daily net assets):
Net expenses	1.85	%(5)	1.85%	1.78%	1.74%	1.63%	1.54%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	1.63%	1.53%
Net investment income	3.16	%(5)	1.84%	1.56%	1.23%	1.75%	2.71%
Portfolio turnover rate	26	%(4)	58%	50%	92%	63%	82%

(1)			Computed using average shares outstanding.
(2)			Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)			Not annualized.
(5)			Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser.  Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2013		2012	2010

Ratios (As a percentage of average daily net assets):
Expenses	1.95	%(5)	2.01%	1.76%
Net investment income	3.06	%(5)	1.69%	1.22%

See Notes to Financial Statements.	20

The Wright Managed Equity Trust
Notes to Financial Statements

1. Significant Accounting Policies

Wright Selected Blue Chip Equities Fund (“WSBC”), Wright Major Blue Chip Equities Fund (“WMBC”), and Wright International Blue Chip Equities Fund (“WIBC”) (each a “Fund” and collectively, the “Funds”) (the Funds constituting Wright Managed Equity Trust (the “Trust”)), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds seek to provide total return consisting of price appreciation and current income.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service. Investments in open-end mutual funds are valued at net asset value. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges are monitored by the investment adviser and may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

D. Federal Taxes – Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes are provided for based on WIBC’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. At December 31,

21

The Wright Managed Equity Trust
Notes to Financial Statements

2012, WMBC and WIBC, for federal income tax purposes, have capital loss carryforwards of $5,140,711 and $52,085,864, respectively, which will reduce each Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

December 31,	WMBC	WIBC
2016	$ 203,325	$17,388,448
2017	4,937,386	34,697,416

As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after January 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates.  Therefore, it is possible that all or a portion of a fund’s pre-effective capital loss carryforwards could expire unused.  In addition to the amounts noted in the table above, WMBC and WIBC have the following available capital loss carryforwards that have no expiration date:

	WMBC	WIBC
Short Term	$ 74,698	$789,467
Long Term	-	845,412

As of June 30, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2012, remains subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Redemption Fees – A shareholder who redeems or exchanges shares of WIBC within three months of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to WIBC to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

G. Foreign Currency Translation – Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I. Indemnifications – Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds,

22

The Wright Managed Equity Trust
Notes to Financial Statements

and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

J. Interim Financial Statements – The interim financial statements relating to June 30, 2013, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2. Distributions to Shareholders

It is the present policy of the Trust to make annual distributions of all or substantially all of the net investment income of the Funds and to distribute annually all or substantially all of the net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) of the Funds. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

As of December 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	WSBC	WMBC	WIBC
Undistributed ordinary income	$78,219	$2,663	$49,510
Undistributed long-term gain	1,608,244	-	-
Capital loss carryforward and post October losses	-	(5,215,409)	(53,720,743)
Net unrealized appreciation (depreciation)	5,836,555	(234,787)	5,518,017
Total	$7,523,018	$(5,447,533)	$(48,153,216)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and passive foreign investment company transactions.

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WSBC	0.60%	0.57%	0.54%	0.50%	0.45%
WMBC	0.60%	0.57%	0.54%	0.50%	0.45%
WIBC	0.80%	0.78%	0.76%	0.72%	0.67%

For the six months ended June 30, 2013, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:

23

The Wright Managed Equity Trust
Notes to Financial Statements

Fund	Investment Adviser Fee	Effective Annual Rate
WSBC	$104,931	0.60%
WMBC	$ 47,355	0.60%
WIBC	$128,242	0.80%

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.17% of WIBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. The fee is computed at an annual rate of 0.12% of WSBC’s and WMBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the six months ended June 30, 2013, the administrator fee for WSBC, WMBC and WIBC amounted to $20,986, $9,471 and $27,251, respectively.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds’ principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Income Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in each Fund’s Statement of Operations.

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the six months ended June 30, 2013, for WSBC, WMBC and WIBC were $43,721, $19,731 and $40,076, respectively. In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund’s average daily net assets. For the six months ended June 30, 2013, the Funds did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.40% of the average daily net assets of each of WSBC and WMBC and 1.85% of the average daily net assets of WIBC through April 30, 2014 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, Wright waived and/or reimbursed investment adviser fees of $19,889 for WMBC. WISDI waived distribution fees of $10,580, $19,731 and $16,070  for WSBC, WMBC and WIBC, respectively.

5. Investment Transactions

Purchases and sales of investments, other than short-term obligations, were as follows:

24

The Wright Managed Equity Trust
Notes to Financial Statements

Six Months Ended June 30, 2013
	WSBC	WMBC	WIBC
Purchases	$15,749,607	$5,579,769	$ 8,077,523
Sales	$13,675,634	$7,262,903	$11,664,254

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
WSBC
Sold	588,130	$7,295,941	651,931	$7,196,342
Issued to shareholders in payment of distributions declared	103,448	1,308,617	82,388	944,573
Redemptions	(395,317)	(4,972,471)	(1,286,524)	(14,479,497)
Net increase (decrease)	296,261	$3,632,087	(552,205)	$(6,338,582)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
WMBC
Sold	80,311	$1,098,072	75,837	$970,777
Issued to shareholders in payment of distributions declared	180	2,499	8,191	103,537
Redemptions	(210,619)	(2,879,325)	(401,489)	(5,146,223)
Net decrease	(130,128)	$(1,778,754)	(317,461)	$(4,071,909)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
WIBC
Sold	119,402	$1,707,389	167,193	$2,284,177
Issued to shareholders in payment of distributions declared	3,263	46,498	42,643	590,876
Redemptions	(441,480)	(6,368,019)	(576,734)	(7,659,569)
Redemption fees	-	431	-	1,932
Net decrease	(318,815)	$(4,613,701)	(366,898)	$(4,782,584)

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2013, as computed on a federal income tax basis, were as follows:

25

The Wright Managed Equity Trust
Notes to Financial Statements

Six Months Ended June 30, 2013
	WSBC	WMBC	WIBC
Aggregate cost	$28,295,879	$14,754,601	$23,860,184
Gross unrealized appreciation	$8,647,033	$1,660,625	$5,956,700
Gross unrealized depreciation	(229,460)	(535,781)	(692,728)
Net unrealized appreciation	$8,417,573	$1,124,844	$5,263,972

8. Line of Credit

The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. (“Union Bank”). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds’ requested amounts at any particular time. At June 30, 2013, WIBC had a balance outstanding pursuant to this line of credit of $245,600 at an interest rate of 1.19%.

The average borrowings and average interest rate (based on days with outstanding balances) for the six months ended June 30, 2013, were as follows:

	WSBC	WMBC	WIBC
Average borrowings	$172,850	$159,802	$293,947
Average interest rate	1.20%	1.20%	1.20%

9. Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

The Wright Managed Equity Trust
Notes to Financial Statements

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the inputs used in valuing each Fund’s investments, which are carried at value, were as follows:

WSBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$36,626,314	$-	$-	$36,626,314
Short-Term Investments	-	87,138	-	87,138
Total Investments	$36,626,314	$87,138	$-	$36,713,452

WMBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$15,876,907	$-	$-	$15,876,907
Short-Term Investments	-	2,538	-	2,538
Total Investments	$15,876,907	$2,538	$-	$15,879,445

WIBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$29,122,661	$-	$-	$29,122,661
Rights	1,495	-		1,495
Total Investments	$29,124,156	$-	$-	$29,124,156

The Level 1 inputs displayed in these tables under Equity Interests are Common Stock and Preferred Stock. Refer to each Fund’s Portfolio of Investments for a further breakout of each security by industry or country.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

The following is a reconciliation of Level 3 assets for WIBC for which significant unobservable inputs were used to determine fair value.
Equity Interests
Balance as of 12/31/12	$5,307
Change in Unrealized Appreciation	(5,307)
Realized Gain (Loss)	5,076
Sales	(5,076)
Balance as of 06/30/13	$-
Net change in unrealized appreciation from investments held as of 06/30/13 **	$(5,307)

** The change in unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) of investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

27

The Wright Managed Equity Trust
Notes to Financial Statements

11. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on the entity’s financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management has evaluated the ASU and has determined that it did not have a significiant impact on the reporting of the financial statement disclosures.

12. Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the six months ended June 30, 2013, events and transactions subsequent to June 30, 2013, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

28

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of June 30, 2013

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 99.2%

ASSET-BACKED SECURITIES - 1.2%

$195,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%	06/15/16	$202,053
Total Asset-Backed Securities (identified cost, $202,011)	$202,053

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.3%

$275,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$285,143
435,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	453,515
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	331,077
306,104	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	331,131
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.086%	(1)	06/12/46	345,176
Total Commercial Mortgage-Backed Securities (identified cost, $1,636,196)	$1,746,042

CORPORATE BONDS - 42.1%

AUTO MANUFACTURERS - 1.2%
$200,000	Toyota Motor Credit Corp., MTN	3.300%	01/12/22	$198,921
COMMUNICATIONS EQUIPMENT - 0.6%
$100,000	eBay, Inc.	3.250%	10/15/20	$102,063
CONSUMER DURABLES & APPAREL - 0.4%
$65,000	Hasbro, Inc.	6.125%	05/15/14	$67,949
DIVERSIFIED FINANCIALS - 10.1%
$55,000	Ameriprise Financial, Inc.	5.650%	11/15/15	$60,943
85,000	Bank of America Corp., MTN	5.000%	05/13/21	90,780
55,000	Capital One Financial Corp.	7.375%	05/23/14	58,140
106,000	Citigroup, Inc.	6.500%	08/19/13	106,786
110,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	112,636
160,000	Eaton Vance Corp.	6.500%	10/02/17	184,320
145,000	General Electric Capital Corp., MTN, Series A	6.750%	03/15/32	174,351
155,000	Goldman Sachs Group, Inc. (The)	6.150%	04/01/18	174,842
170,000	JPMorgan Chase & Co.	6.300%	04/23/19	197,733
75,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	81,264
90,000	Morgan Stanley	5.500%	07/28/21	96,262
70,000	Nomura Holdings, Inc.	5.000%	03/04/15	73,943
85,000	PNC Funding Corp.	4.250%	09/21/15	90,427
55,000	SunTrust Banks, Inc.	6.000%	09/11/17	63,133
150,000	Wells Fargo & Co.	3.625%	04/15/15	157,550
ENERGY - 2.4%
$105,000	Baker Hughes, Inc.	6.875%	01/15/29	$133,717
50,000	ONEOK Partners LP	6.850%	10/15/37	56,844
60,000	ONEOK, Inc.	5.200%	06/15/15	64,567
70,000	Peabody Energy Corp.	7.375%	11/01/16	78,050
55,000	Valero Energy Corp.	9.375%	03/15/19	72,202
FOOD, BEVERAGE & TOBACCO - 1.5%
$19,000	Altria Group, Inc.	9.700%	11/10/18	$25,286
100,000	Ingredion, Inc.	4.625%	11/01/20	105,930
100,000	PepsiCo, Inc.	7.900%	11/01/18	128,227
HEALTH CARE EQUIPMENT & SERVICES - 2.2%
$105,000	Cigna Corp.	2.750%	11/15/16	$109,049
75,000	Laboratory Corp. of America Holdings	3.125%	05/15/16	77,829
80,000	UnitedHealth Group, Inc.	6.000%	02/15/18	94,052
95,000	WellPoint, Inc.	4.350%	08/15/20	101,320
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
$60,000	Estee Lauder Cos., Inc. (The)	6.000%	05/15/37	$66,761

See Notes to Financial Statements.	29

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of June 30, 2013

Face Amount	Description	Coupon Rate	Maturity Date	Value

INFORMATION SERVICES - 1.2%
$85,000	Equifax, Inc.	4.450%	12/01/14	$88,832
100,000	Moody's Corp.	5.500%	09/01/20	107,942
INSURANCE - 3.9%
$100,000	Loews Corp.	5.250%	03/15/16	$109,719
75,000	MetLife, Inc.	5.000%	06/15/15	80,496
155,000	PartnerRe Finance B, LLC	5.500%	06/01/20	170,846
55,000	Principal Financial Group, Inc.	8.875%	05/15/19	71,272
50,000	Prudential Financial, Inc., MTN	4.500%	11/15/20	53,377
50,000	Prudential Financial, Inc., MTN, Series D	7.375%	06/15/19	61,173
100,000	Travelers Cos., Inc. (The)	5.500%	12/01/15	110,599
MATERIALS - 1.7%
$70,000	Dow Chemical Co. (The)	7.375%	03/01/23	$82,649
70,000	Greif, Inc.	6.750%	02/01/17	77,350
100,000	Lubrizol Corp.	8.875%	02/01/19	131,604
MEDIA - 2.1%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%	11/15/22	$127,570
40,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	5.000%	03/01/21	42,201
45,000	McGraw Hill Financial, Inc.	5.900%	11/15/17	49,208
50,000	Time Warner Cable, Inc.	8.250%	04/01/19	60,270
65,000	Time Warner Cos., Inc.	6.950%	01/15/28	78,333
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
$95,000	Thermo Fisher Scientific, Inc.	3.150%	01/15/23	$87,985
PIPELINES - 1.1%
$60,000	Spectra Energy Capital, LLC	5.650%	03/01/20	$66,649
100,000	TransCanada PipeLines, Ltd.	6.500%	08/15/18	120,281
REAL ESTATE - 1.1%
$200,000	Simon Property Group LP	2.750%	02/01/23	$183,977
RETAILING - 1.3%
$55,000	AutoZone, Inc.	5.750%	01/15/15	$59,047
95,000	Kohl's Corp.	4.000%	11/01/21	95,241
72,000	L Brands, Inc.	5.250%	11/01/14	75,060
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
$115,000	Applied Materials, Inc.	7.125%	10/15/17	$136,948
SOFTWARE & SERVICES - 2.5%
$90,000	Adobe Systems, Inc.	4.750%	02/01/20	$98,084
105,000	International Business Machines Corp.	7.625%	10/15/18	133,756
80,000	Oracle Corp.	5.375%	07/15/40	89,508
100,000	Symantec Corp.	4.200%	09/15/20	102,664
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
$50,000	Pitney Bowes, Inc., MTN	5.250%	01/15/37	$52,261
TELECOMMUNICATIONS - 2.0%
$105,000	BellSouth Corp.	6.000%	11/15/34	$108,040
70,000	British Telecommunications PLC	9.625%	12/15/30	105,647
100,000	Verizon Communications, Inc.	7.750%	12/01/30	129,894
TRANSPORTATION - 0.5%
$70,000	Burlington Northern Santa Fe, LLC	6.200%	08/15/36	$81,409
UTILITIES - 4.3%
$110,000	Consolidated Edison Co. of New York, Inc.	7.125%	12/01/18	$136,935
90,000	Dominion Resources, Inc., Series E	6.300%	03/15/33	107,557

See Notes to Financial Statements.	30

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of June 30, 2013

Face Amount	Description	Coupon Rate		Maturity Date	Value
UTILITIES (CONTINUED)
$80,000	Exelon Generation Co., LLC	5.200%		10/01/19	$88,094
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300%	(1)	09/01/67	127,190
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	64,552
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	69,404
75,000	Sempra Energy	6.500%		06/01/16	86,060
55,000	TransAlta Corp.	4.750%		01/15/15	57,513

Total Corporate Bonds (identified cost, $6,607,867)	$7,173,074

U.S. GOVERNMENT INTERESTS - 45.6%

AGENCY MORTGAGE-BACKED SECURITIES - 33.3%
$75,704	FHLMC Gold Pool #A32600	5.500%		05/01/35	$82,921
18,716	FHLMC Gold Pool #C01646	6.000%		09/01/33	20,888
20,393	FHLMC Gold Pool #C27663	7.000%		06/01/29	20,986
91,720	FHLMC Gold Pool #C47318	7.000%		09/01/29	107,800
75,408	FHLMC Gold Pool #C66878	6.500%		05/01/32	85,795
87,263	FHLMC Gold Pool #C91046	6.500%		05/01/27	97,352
12,104	FHLMC Gold Pool #D66753	6.000%		10/01/23	13,203
2,395	FHLMC Gold Pool #E00903	7.000%		10/01/15	2,501
105,674	FHLMC Gold Pool #G01035	6.000%		05/01/29	117,257
35,857	FHLMC Gold Pool #G02478	5.500%		12/01/36	38,628
49,350	FHLMC Gold Pool #N30514	5.500%		11/01/28	52,813
190,363	FHLMC Gold Pool #P00024	7.000%		09/01/32	216,136
5,215	FHLMC Gold Pool #P50031	7.000%		08/01/18	5,346
40,927	FHLMC Gold Pool #P50064	7.000%		09/01/30	46,248
53,172	FHLMC Pool #1B1291	2.754%	(1)	11/01/33	56,558
133,959	FHLMC Pool #1G0233	2.511%	(1)	05/01/35	142,700
15,270	FHLMC Pool #781071	5.236%	(1)	11/01/33	16,183
12,546	FHLMC Pool #781804	5.047%	(1)	07/01/34	13,552
6,045	FHLMC Pool #781884	5.206%	(1)	08/01/34	6,519
16,065	FHLMC Pool #782862	5.005%	(1)	11/01/34	17,051
131,776	FHLMC, Series 1983, Class Z	6.500%		12/15/23	147,836
101,492	FHLMC, Series 2044, Class PE	6.500%		04/15/28	114,620
550,000	FHLMC, Series 2627, Class MW	5.000%		06/15/23	607,707
77,253	FNMA Pool #253057	8.000%		12/01/29	88,812
6	FNMA Pool #254845	4.000%		07/01/13	6
133	FNMA Pool #254863	4.000%		08/01/13	141
1,795	FNMA Pool #479477	6.000%		01/01/29	1,996
5,156	FNMA Pool #489357	6.500%		03/01/29	5,716
10,490	FNMA Pool #535332	8.500%		04/01/30	12,827
20,755	FNMA Pool #545782	7.000%		07/01/32	23,846
12,327	FNMA Pool #597396	6.500%		09/01/31	13,838
52,589	FNMA Pool #621284	6.500%		12/01/31	59,993
15,269	FNMA Pool #725866	4.500%		09/01/34	16,190
60,683	FNMA Pool #738630	5.500%		11/01/33	66,424
174,242	FNMA Pool #745001	6.500%		09/01/35	193,540
71,885	FNMA Pool #745467	2.814%	(1)	04/01/36	76,890
128,707	FNMA Pool #745755	5.000%		12/01/35	139,015
43,087	FNMA Pool #747529	4.500%		10/01/33	45,720
332,942	FNMA Pool #781893	4.500%		11/01/31	359,413
20,508	FNMA Pool #809888	4.500%		03/01/35	21,698
349,538	FNMA Pool #888366	7.000%		04/01/37	393,476
308,325	FNMA Pool #888367	7.000%		03/01/37	336,460
186,447	FNMA Pool #888417	6.500%		01/01/36	208,693
16,419	FNMA Pool #906455	5.902%	(1)	01/01/37	17,391
22,773	GNMA I Pool #374892	7.000%		02/15/24	26,293
17,969	GNMA I Pool #376400	6.500%		02/15/24	20,274

See Notes to Financial Statements.	31

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of June 30, 2013

Face Amount	Description	Coupon Rate	Maturity Date	Value

AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
$18,083	GNMA I Pool #379982	7.000%	02/15/24	$20,877
106,447	GNMA I Pool #393347	7.500%	02/15/27	121,588
41,666	GNMA I Pool #410081	8.000%	08/15/25	48,461
30,815	GNMA I Pool #427199	7.000%	12/15/27	32,440
33,637	GNMA I Pool #448490	7.500%	03/15/27	36,861
41,420	GNMA I Pool #458762	6.500%	01/15/28	44,516
22,667	GNMA I Pool #460726	6.500%	12/15/27	25,271
13,873	GNMA I Pool #488924	6.500%	11/15/28	15,953
11,383	GNMA I Pool #510706	8.000%	11/15/29	13,476
17,591	GNMA I Pool #581536	5.500%	06/15/33	19,370
65,280	GNMA II Pool #002630	6.500%	08/20/28	74,299
3,491	GNMA II Pool #002909	8.000%	04/20/30	4,348
8,499	GNMA II Pool #002972	7.500%	09/20/30	10,174
3,236	GNMA II Pool #002973	8.000%	09/20/30	4,037
29,569	GNMA II Pool #003095	6.500%	06/20/31	34,200
204,346	GNMA II Pool #004841	8.000%	08/20/31	244,499
717,869	GNMA, Series 2010-44, Class NK	4.000%	10/20/37	758,756

U.S. TREASURIES - 12.3%
$650,000	U.S. Treasury Bond	3.125%		02/15/42	$608,715
270,000	U.S. Treasury Note	3.875%		05/15/18	302,558
650,000	U.S. Treasury Note	2.625%		11/15/20	677,447
620,000	U.S. Treasury Strip Coupon	1.61-2.03%	(2)	05/15/22	499,882

Total U.S. Government Interests (identified cost, $7,622,528)	$7,756,980

TOTAL FIXED INCOME INVESTMENTS (identified cost, $16,068,602) — 99.2%	$16,878,149

SHORT-TERM INVESTMENTS - 0.5%

$84,183	Fidelity Government Money Market Fund, 0.01% (1)	$84,183

TOTAL SHORT-TERM INVESTMENTS (identified cost, $84,183) — 0.5%	$84,183

TOTAL INVESTMENTS (identified cost, $16,152,785) — 99.7%	$16,962,332

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.3%	55,554

NET ASSETS — 100.0%	$17,017,886

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of June 30, 2013.
(2)	Rate presented is yield to maturity.

Portfolio Composition by Security Type
% of total investments at June 30, 2013
Asset-Backed Securities	1.2%
Commercial Mortgage-Backed Securities	10.3%
Corporate Bonds	42.3%
U.S. Government Interests	45.7%
Short-Term Investments	0.5%

See Notes to Financial Statements.	32

Wright Total Return Bond Fund (WTRB)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2013		For the Six Months Ended June 30, 2013

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value			Interest income	$376,699
(identified cost $16,152,785) (Note 1A)	$16,962,332	7	Dividend income	8
Receivable for fund shares sold	45		Total investment income	$376,707
Receivable for investment securities sold	56,143
Dividends and interest receivable	133,888	Expenses –
Prepaid expenses and other assets	24,536		Investment adviser fee (Note 3)	$43,371
Total assets	$17,176,944		Administrator fee (Note 3)	6,746
			Trustee expense (Note 3)	6,104
LIABILITIES:			Custodian fee	945
Payable for fund shares reacquired	$89,196		Accountant fee	16,310
Payable for investment securities purchased	46,885		Pricing	13,142
Distributions payable	14,481		Distribution expenses (Note 4)	24,095
Accrued expenses and other liabilities	8,496		Transfer agent fee	9,909
Total liabilities	$159,058		Printing	38
NET ASSETS	$17,017,886		Shareholder communications	2,262
			Audit services	8,648
NET ASSETS CONSIST OF:			Legal services	2,593
Paid-in capital	$17,736,340		Compliance services	2,430
Accumulated net realized loss on investments	(1,453,048)		Registration costs	8,802
Distributions in excess of net investment income	(74,953)		Interest expense (Note 8)	403
Unrealized appreciation on investments	809,547		Miscellaneous	11,143
Net assets applicable to outstanding shares	$17,017,886		Total expenses	$156,941

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	1,337,810	Deduct –
			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(64,978)
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$12.72		Net expenses	$91,963
			Net investment income	$284,744

		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
			Net realized gain on investment transactions	$219,939
			Net change in unrealized appreciation (depreciation) on investments	(997,675)
			Net realized and unrealized loss on investments	$(777,736)
			Net decrease in net assets from operations	$(492,992)

See Notes to Financial Statements.	33

Wright Total Return Bond Fund (WTRB)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2013	December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$284,744	$822,138
0	Net realized gain on investment transactions	219,939	658,964
Net change in unrealized appreciation (depreciation) on investments	(997,675)	(128,057)
Net increase (decrease) in net assets from operations	$(492,992)	$1,353,045
Distributions to shareholders (Note 2)
From net investment income	$(359,697)	$(1,124,326)
Total distributions	$(359,697)	$(1,124,326)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(6,615,298)	$(6,366,170)
Net decrease in net assets	$(7,467,987)	$(6,137,451)

NET ASSETS:
At beginning of period	24,485,873	30,623,324
At end of period	$17,017,886	$24,485,873

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(74,953)	$-

See Notes to Financial Statements.	34

Wright Total Return Bond Fund (WTRB)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2013		2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.300		$13.220	$12.890	$12.620	$11.990	$12.390
Income (loss) from investment operations:
Net investment income (1)	0.193		0.339	0.420	0.437	0.558	0.573
Net realized and unrealized gain (loss)	(0.530)		0.206	0.425	0.336	0.676	(0.373)
Total income (loss) from investment operations	(0.337)		0.545	0.845	0.773	1.234	0.200

Less distributions:
From net investment income	(0.243)		(0.465)	(0.515)	(0.503)	(0.604)	(0.600)
Net asset value, end of period	$12.720		$13.300	$13.220	$12.890	$12.620	$11.990
Total Return(2)	(2.57	)%(3)	4.16%	6.68%	6.18%	10.53%	1.69%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$17,018		$24,486	$30,623	$31,530	$24,556	$23,262
Ratios (As a percentage of average daily net assets):
Net expenses	0.95	%(4)	0.95%	0.95%	0.83%	0.70%	0.71%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	0.70%	0.70%
Net investment income	2.95	%(4)	2.54%	3.22%	3.38%	4.53%	4.73%
Portfolio turnover rate	24	%(3)	68%	55%	119%	61%	125%

(1)			Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)			Not annualized.
(4)			Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2013		2012	2011	2010	2009	2008

Ratios (As a percentage of average daily net assets):
Expenses	1.63	%(4)	1.41%	1.37%	1.43%	1.55%	1.52%
Expenses after custodian fee reduction	N/A		N/A	N/A	N/A	1.55%	1.51%
Net investment income	2.27	%(4)	2.08%	2.80%	2.78%	3.68%	3.93%

See Notes to Financial Statements.	35

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2013

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 96.8%

AGENCY MORTGAGE-BACKED SECURITIES - 96.8%
$314,227	FHLMC Gold Pool #A85905	5.000%	05/01/39	$339,827
182,278	FHLMC Gold Pool #A90393	5.000%	12/01/39	199,848
188,096	FHLMC Gold Pool #A92159	4.500%	05/01/40	201,573
14,776	FHLMC Gold Pool #C00548	7.000%	08/01/27	17,231
44,251	FHLMC Gold Pool #C00778	7.000%	06/01/29	51,607
92,944	FHLMC Gold Pool #C01375	6.500%	07/01/32	104,421
165,219	FHLMC Gold Pool #C91034	6.000%	06/01/27	181,960
204,149	FHLMC Gold Pool #C91362	4.500%	03/01/31	216,157
15,963	FHLMC Gold Pool #D81642	7.500%	08/01/27	16,544
50,909	FHLMC Gold Pool #D82572	7.000%	09/01/27	59,371
6,291	FHLMC Gold Pool #E00678	6.500%	06/01/14	6,430
6,812	FHLMC Gold Pool #E00721	6.500%	07/01/14	6,957
18,717	FHLMC Gold Pool #E81704	8.500%	05/01/15	19,602
227,508	FHLMC Gold Pool #G00892	6.500%	12/01/27	253,644
140,593	FHLMC Gold Pool #G02809	6.500%	05/01/36	160,368
103,499	FHLMC Gold Pool #G04710	6.000%	09/01/38	112,760
121,567	FHLMC Gold Pool #G08012	6.500%	09/01/34	137,390
260,364	FHLMC Gold Pool #G08022	6.000%	11/01/34	291,183
195,873	FHLMC Gold Pool #G08047	6.000%	03/01/35	212,550
817,468	FHLMC Gold Pool #G08081	6.000%	09/01/35	912,911
823,994	FHLMC Gold Pool #G08378	6.000%	10/01/39	929,376
175,344	FHLMC Gold Pool #G80111	7.300%	12/17/22	199,810
57,689	FHLMC Gold Pool #H09098	6.500%	10/01/37	63,455
190,363	FHLMC Gold Pool #P00024	7.000%	09/01/32	216,136
166,365	FHLMC Gold Pool #P50019	7.000%	07/01/24	194,647
498,459	FHLMC Gold Pool #T30126	5.550%	07/01/37	569,791
303,816	FHLMC Gold Pool #T30133	5.550%	07/01/37	348,634
490,929	FHLMC Gold Pool #U30400	5.550%	06/01/37	561,028
463,101	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	520,033
69,815	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	80,114
48,783	FHLMC, Series 2201, Class C	8.000%	11/15/29	57,478
223,301	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	249,197
98,972	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	114,671
62,990	FHLMC, Series 2576, Class HC	5.500%	03/15/33	70,604
150,000	FHLMC, Series 2802, Class OH	6.000%	05/15/34	168,924
534,844	FHLMC, Series 3033, Class WY	5.500%	09/15/35	589,668
200,000	FHLMC, Series 3072, Class DL	6.000%	02/15/35	228,625
22,496	FHLMC, Series 3217, Class PD	6.000%	11/15/34	22,736
125,000	FHLMC, Series 3255, Class QE	5.500%	12/15/36	138,640
565,000	FHLMC, Series 3605, Class NC	5.500%	06/15/37	653,091
150,000	FHLMC, Series 3641, Class TB	4.500%	03/15/40	159,846
1,000,000	FHLMC, Series 3662, Class PJ	5.000%	04/15/40	1,111,446
108,025	FHLMC, Series 3814, Class B	3.000%	02/15/26	110,298
317,828	FHLMC, Series 4011, Class DA	4.000%	09/15/41	327,214
369,959	FHLMC, Series 4097, Class VT	3.500%	08/15/25	390,229
100,041	FHLMC, Series 4103, Class DV	3.000%	11/15/25	103,064
142,443	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	161,306
53,418	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	60,653
91,197	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	105,351
428,979	FNMA Pool #252034	7.000%	09/01/28	495,766
86,152	FNMA Pool #252215	6.000%	11/01/28	95,001
673,199	FNMA Pool #256182	6.000%	03/01/36	726,766
109,566	FNMA Pool #256972	6.000%	11/01/37	117,876

See Notes to Financial Statements.	36

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2013

Face Amount	Description	Coupon Rate	Maturity Date	Value

$515,197	FNMA Pool #257138	5.000%	03/01/38	$547,387
20,793	FNMA Pool #535131	6.000%	03/01/29	23,125
116,399	FNMA Pool #594207	6.500%	02/01/31	128,769
47,059	FNMA Pool #673315	5.500%	11/01/32	51,579
786,651	FNMA Pool #689108	5.500%	02/01/33	873,667
297,410	FNMA Pool #721255	5.500%	07/01/33	325,548
57,033	FNMA Pool #733750	6.310%	10/01/32	63,831
589,449	FNMA Pool #735415	6.500%	12/01/32	661,005
220,041	FNMA Pool #735861	6.500%	09/01/33	241,254
349,150	FNMA Pool #745001	6.500%	09/01/35	387,818
591,052	FNMA Pool #745318	5.000%	12/01/34	643,874
40,828	FNMA Pool #745630	5.500%	01/01/29	44,680
106,732	FNMA Pool #801357	5.500%	08/01/34	116,982
128,709	FNMA Pool #813839	6.000%	11/01/34	140,154
612,576	FNMA Pool #851655	6.000%	12/01/35	684,215
108,142	FNMA Pool #871394	7.000%	04/01/21	119,860
219,805	FNMA Pool #888211	7.000%	08/01/36	245,668
69,472	FNMA Pool #888367	7.000%	03/01/37	75,812
135,357	FNMA Pool #888534	5.000%	08/01/37	143,875
388,017	FNMA Pool #908160	5.500%	12/01/36	415,389
324,924	FNMA Pool #930504	5.000%	02/01/39	347,943
130,464	FNMA Pool #930664	6.500%	03/01/39	146,195
68,595	FNMA Pool #954957	6.000%	10/01/37	73,946
151,730	FNMA Pool #995346	6.500%	09/01/36	168,503
320,875	FNMA Pool #995656	7.000%	06/01/33	374,922
270,560	FNMA Pool #AA9347	5.000%	08/01/39	298,153
105,875	FNMA Pool #AB2265	4.000%	02/01/41	111,153
531,265	FNMA Pool #AB2780	5.000%	04/01/41	588,357
345,245	FNMA Pool #AB7562	2.500%	01/01/38	322,646
170,050	FNMA Pool #AD0756	6.500%	11/01/28	190,719
351,499	FNMA Pool #AD6420	5.000%	06/01/40	383,667
137,597	FNMA Pool #AD7133	5.000%	07/01/40	151,746
196,431	FNMA Pool #AE0995	4.000%	02/01/41	206,177
175,440	FNMA Pool #AE0996	4.000%	02/01/41	183,888
83,302	FNMA Pool #AE6391	4.000%	02/01/41	87,289
304,603	FNMA Pool #AH3373	5.000%	01/01/41	333,289
143,188	FNMA Pool #AH4794	5.000%	02/01/41	157,037
227,211	FNMA Pool #AH8932	4.500%	04/01/41	241,043
232,866	FNMA Pool #AL0242	4.500%	04/01/41	251,676
416,623	FNMA Pool #AL0657	5.000%	08/01/41	454,912
356,830	FNMA Pool #AL0886	6.500%	10/01/38	395,427
625,588	FNMA Pool #AL3036	6.000%	02/01/38	689,259
568,293	FNMA Pool #MA0472	5.000%	07/01/30	617,190
189,000	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	204,475
83,043	FNMA Whole Loan, Series 2003-W18, Class 1A6	5.370%	08/25/43	86,039
232,614	FNMA Whole Loan, Series 2004-W1, Class 2A2	7.000%	12/25/33	268,178
351,592	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	417,191
265,126	FNMA, Series 1993-23, Class PZ	7.500%	03/25/23	301,378
244,776	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	280,068
126,529	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	143,690
119,201	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	133,359
100,000	FNMA, Series 2002-30, Class JQ	5.500%	04/25/33	111,526
553,365	FNMA, Series 2002-77, Class Z	5.500%	12/25/32	612,765
569,600	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	643,875
231,824	FNMA, Series 2004-17, Class H	5.500%	04/25/34	262,062
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	316,238

See Notes to Financial Statements.	37

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2013

Face Amount	Description	Coupon Rate	Maturity Date	Value
$ 256,000	FNMA, Series 2004-25, Class UC	5.500%	4/25/34	$284,059
152,671	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	164,085
172,000	FNMA, Series 2005-120, Class PB	6.000%	1/25/36	196,432
300,000	FNMA, Series 2005-58, Class BC	5.500%	7/25/25	333,738
650,000	FNMA, Series 2006-74, Class PD	6.500%	8/25/36	773,317
534,000	FNMA, Series 2007-76, Class PE	6.000%	8/25/37	598,014
800,000	FNMA, Series 2007-81, Class GE	6.000%	8/25/37	908,864
18,757	FNMA, Series 2008-46, Class JN	5.500%	6/25/38	19,592
850,000	FNMA, Series 2008-60, Class JC	5.000%	7/25/38	947,739
88,282	FNMA, Series 2008-86, Class GD	6.000%	3/25/36	94,471
150,000	FNMA, Series 2009-50, Class AX	5.000%	7/25/39	169,772
390,000	FNMA, Series 2009-96, Class DB	4.000%	11/25/29	417,956
531,218	FNMA, Series 2011-145, Class JA	4.500%	12/25/41	562,561
210,000	FNMA, Series 2011-37, Class LH	4.000%	11/25/40	227,122
390,543	FNMA, Series 2012-51, Class B	7.000%	5/25/42	439,455
424,584	FNMA, Series 2013-17, Class YM	4.000%	3/25/33	460,931
280,395	FNMA, Series G92-43, Class Z	7.500%	7/25/22	321,428
183,264	FNMA, Series G93-5, Class Z	6.500%	2/25/23	209,604
614	GNMA I Pool #177784	8.000%	10/15/16	618
5,609	GNMA I Pool #192357	8.000%	4/15/17	5,646
486	GNMA I Pool #196063	8.500%	3/15/17	529
647	GNMA I Pool #212601	8.500%	6/15/17	652
881	GNMA I Pool #220917	8.500%	4/15/17	921
574	GNMA I Pool #223348	10.000%	8/15/18	579
1,623	GNMA I Pool #230223	9.500%	4/15/18	1,636
2,339	GNMA I Pool #260999	9.500%	9/15/18	2,446
3,573	GNMA I Pool #263439	10.000%	2/15/19	3,602
1,011	GNMA I Pool #265267	9.500%	8/15/20	1,019
514	GNMA I Pool #266983	10.000%	2/15/19	518
551	GNMA I Pool #286556	9.000%	3/15/20	555
348	GNMA I Pool #301366	8.500%	6/15/21	350
3,328	GNMA I Pool #302933	8.500%	6/15/21	3,801
1,331	GNMA I Pool #315187	8.000%	6/15/22	1,340
17,301	GNMA I Pool #319441	8.500%	4/15/22	17,597
3,792	GNMA I Pool #325165	8.000%	6/15/22	4,307
4,894	GNMA I Pool #335950	8.000%	10/15/22	4,926
79,343	GNMA I Pool #346987	7.000%	12/15/23	91,165
29,408	GNMA I Pool #352001	6.500%	12/15/23	33,138
9,315	GNMA I Pool #352110	7.000%	8/15/23	10,703
39,222	GNMA I Pool #368238	7.000%	12/15/23	45,066
21,741	GNMA I Pool #372379	8.000%	10/15/26	22,959
36,540	GNMA I Pool #399726	7.490%	5/15/25	43,040
87,655	GNMA I Pool #399788	7.490%	9/15/25	103,248
25,095	GNMA I Pool #399958	7.490%	2/15/27	29,745
23,649	GNMA I Pool #399964	7.490%	4/15/26	27,973
37,516	GNMA I Pool #410215	7.500%	12/15/25	44,044
3,221	GNMA I Pool #414736	7.500%	11/15/25	3,671
12,584	GNMA I Pool #420707	7.000%	2/15/26	14,643
8,918	GNMA I Pool #421829	7.500%	4/15/26	10,166
3,247	GNMA I Pool #431036	8.000%	7/15/26	3,418
12,680	GNMA I Pool #431612	8.000%	11/15/26	12,986
4,034	GNMA I Pool #442190	8.000%	12/15/26	4,638
37,637	GNMA I Pool #448970	8.000%	8/15/27	43,496
6,981	GNMA I Pool #449176	6.500%	7/15/28	8,028
9,081	GNMA I Pool #462623	6.500%	3/15/28	9,740
47,546	GNMA I Pool #471369	5.500%	5/15/33	52,176
See Notes to Financial Statements.	38

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2013

Face Amount	Description	Coupon Rate	Maturity Date	Value

$132,026	GNMA I Pool #487108	6.000%	04/15/29	$148,509
94,928	GNMA I Pool #489377	6.375%	03/15/29	106,903
285,997	GNMA I Pool #503405	6.500%	04/15/29	329,469
123,016	GNMA I Pool #509930	5.500%	06/15/29	134,626
112,290	GNMA I Pool #509965	5.500%	06/15/29	122,563
12,867	GNMA I Pool #538314	7.000%	02/15/32	15,015
30,048	GNMA I Pool #595606	6.000%	11/15/32	33,711
6,695	GNMA I Pool #602377	4.500%	06/15/18	7,193
7,581	GNMA I Pool #603377	4.500%	01/15/18	8,148
290,309	GNMA I Pool #615272	4.500%	07/15/33	315,829
97,641	GNMA I Pool #615403	4.500%	08/15/33	105,820
77,658	GNMA I Pool #616829	5.500%	01/15/25	85,054
74,517	GNMA I Pool #623190	6.000%	12/15/23	83,163
335,704	GNMA I Pool #624600	6.150%	01/15/34	388,340
54,891	GNMA I Pool #640940	5.500%	05/15/35	62,560
25,777	GNMA I Pool #658267	6.500%	02/15/22	28,369
62,991	GNMA I Pool #677162	5.500%	08/15/23	67,070
362,616	GNMA I Pool #697999	4.500%	02/15/24	389,231
742,778	GNMA I Pool #711286	6.500%	10/15/32	839,141
571,395	GNMA I Pool #733602	5.000%	04/15/40	641,322
25,249	GNMA I Pool #780429	7.500%	09/15/26	29,004
136,287	GNMA I Pool #780492	7.000%	09/15/24	154,949
64,158	GNMA I Pool #780685	6.500%	12/15/27	72,734
85,622	GNMA I Pool #780977	7.500%	12/15/28	101,259
211,159	GNMA I Pool #781120	7.000%	12/15/29	242,075
236,605	GNMA I Pool #782771	4.500%	09/15/24	254,231
197,865	GNMA I Pool #AB1821	3.250%	10/15/42	196,052
12,185	GNMA II Pool #000723	7.500%	01/20/23	13,699
1,144	GNMA II Pool #001596	9.000%	04/20/21	1,314
19,289	GNMA II Pool #002268	7.500%	08/20/26	23,705
53,916	GNMA II Pool #002442	6.500%	06/20/27	59,992
2,635	GNMA II Pool #002855	8.500%	12/20/29	3,101
73,128	GNMA II Pool #003284	5.500%	09/20/32	80,618
127,648	GNMA II Pool #003346	5.500%	02/20/33	141,238
42,462	GNMA II Pool #003401	4.500%	06/20/33	45,755
288,400	GNMA II Pool #003403	5.500%	06/20/33	319,049
68,535	GNMA II Pool #003554	4.500%	05/20/34	73,745
195,391	GNMA II Pool #003689	4.500%	03/20/35	210,226
415,756	GNMA II Pool #003931	6.000%	12/20/36	461,062
16,766	GNMA II Pool #004149	7.500%	05/20/38	19,378
47,489	GNMA II Pool #004284	5.500%	11/20/38	49,909
346,323	GNMA II Pool #004291	6.000%	11/20/38	383,081
151,896	GNMA II Pool #004412	5.000%	04/20/39	159,390
417,714	GNMA II Pool #004561	6.000%	10/20/39	463,735
367,223	GNMA II Pool #004702	3.500%	06/20/25	386,123
381,071	GNMA II Pool #004751	7.000%	12/20/38	432,619
67,218	GNMA II Pool #004752	7.500%	11/20/38	76,678
380,240	GNMA II Pool #004753	8.000%	08/20/30	440,665
283,055	GNMA II Pool #004805	6.500%	09/20/40	333,063
102,594	GNMA II Pool #004808	8.000%	01/20/31	120,826
1,318,985	GNMA II Pool #004838	6.500%	10/20/40	1,485,445
239,219	GNMA II Pool #004993	7.000%	03/20/41	273,509
670,693	GNMA II Pool #005294	7.000%	11/20/40	767,975
91,346	GNMA II Pool #575787	5.760%	03/20/33	103,566
98,370	GNMA II Pool #608120	6.310%	01/20/33	110,102
275,684	GNMA II Pool #610116	5.760%	04/20/33	311,443

See Notes to Financial Statements.	39

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2013

Face Amount	Description	Coupon Rate	Maturity Date	Value

$65,856	GNMA II Pool #610143	5.760%	06/20/33	$72,787
159,720	GNMA II Pool #612121	5.760%	07/20/33	176,531
213,557	GNMA II Pool #648541	6.000%	10/20/35	237,929
369,179	GNMA II Pool #719213	6.500%	02/20/33	414,240
136,743	GNMA II Pool #748939	4.000%	09/20/40	146,230
584,339	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	670,418
139,549	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	161,839
488,243	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	552,537
191,327	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	222,013
650,000	GNMA, Series 2001-53, Class PB	6.500%	11/20/31	774,421
339,436	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	391,749
316,855	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	362,404
128,404	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	148,062
99,028	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	114,260
170,991	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	197,221
84,864	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	97,019
214,000	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	239,409
136,000	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	151,971
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	171,570
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	194,248
503,000	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	572,154
575,000	GNMA, Series 2003-57, Class C	4.500%	04/20/33	635,395
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	126,991
117,000	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	128,355
125,000	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	142,179
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	233,769
895,942	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	1,011,210
364,000	GNMA, Series 2005-49, Class B	5.500%	06/20/35	408,411
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	255,491
100,000	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	112,457
56,791	GNMA, Series 2007-18, Class B	5.500%	05/20/35	63,889
669,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	761,367
238,750	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	265,612
120,000	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	134,655
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	272,945
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	345,899
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	354,378
757,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	879,475
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	182,021
592,663	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	657,649
706,000	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	787,331
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,297,738
350,000	GNMA, Series 2010-89, Class BG	4.000%	07/20/40	369,453
266,891	Vendee Mortgage Trust, Series 1996-1, Class 1Z	6.750%	02/15/26	303,516
214,578	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%	03/15/28	248,854
Total Agency Mortgage-Backed Securities (identified cost, $65,956,552)	$67,089,909

TOTAL FIXED INCOME INVESTMENTS (identified cost, $65,956,552) — 96.8%	$67,089,909

SHORT-TERM INVESTMENTS - 3.6%

$2,475,104	Fidelity Government Money Market Fund, 0.01% (1)	$2,475,104

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,475,104) — 3.6%	$2,475,104

See Notes to Financial Statements.	40

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of June 30, 2013

Value

TOTAL INVESTMENTS (identified cost, $68,431,656) — 100.4%	$69,565,013

LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.4)%	(259,077)

NET ASSETS — 100.0%	$69,305,936

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of June 30, 2013.

Portfolio Composition by Security Type
% of total investments at June 30, 2013

Agency Mortgage-Backed Securities	96.4%
Short-Term Investments	3.6%

See Notes to Financial Statements.	41

Wright Current Income Fund (WCIF)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2013		For the Six Months Ended June 30, 2013

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value			Interest income	$960,649
(identified cost $68,431,656) (Note 1A)	$69,565,013	7	Dividend income	117
Receivable for fund shares sold	46,894		Total investment income	$960,766
Receivable for investment securities sold	630,081
Dividends and interest receivable	282,567	Expenses –
Prepaid expenses and other assets	21,047		Investment adviser fee (Note 3)	$177,640
Total assets	$70,545,602		Administrator fee (Note 3)	35,529
			Trustee expense (Note 3)	6,996
LIABILITIES:			Custodian fee	3,993
Payable for fund shares reacquired	$526,774		Accountant fee	20,896
Payable for investment securities purchased	547,155		Pricing	22,279
Distributions payable	140,528		Distribution expenses (Note 4)	98,688
Accrued expenses and other liabilities	25,209		Transfer agent fee	14,858
Total liabilities	$1,239,666		Printing	125
NET ASSETS	$69,305,936		Shareholder communications	3,915
			Audit services	9,916
NET ASSETS CONSIST OF:			Legal services	10,774
Paid-in capital	$70,923,207		Compliance services	3,562
Accumulated net realized loss on investments	(1,833,950)		Registration costs	10,660
Distributions in excess of net investment income	(916,678)		Interest expense (Note 8)	1,563
Unrealized appreciation on investments	1,133,357		Miscellaneous	20,628
Net assets applicable to outstanding shares	$69,305,936		Total expenses	$442,022

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	7,184,083	Deduct –
			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(85,164)
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$9.65		Net expenses	$356,858
			Net investment income	$603,908

		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
			Net realized loss on investment transactions	$(55,759)
			Net change in unrealized appreciation (depreciation) on investments	(1,856,285)
			Net realized and unrealized loss on investments	$(1,912,044)
			Net decrease in net assets from operations	$(1,308,136)

See Notes to Financial Statements.	42

Wright Current Income Fund (WCIF)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2013	December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$603,908	$1,536,225
0	Net realized gain (loss) on investment transactions	(55,759)	71,311
Net change in unrealized appreciation (depreciation) on investments	(1,856,285)	347,133
Net increase (decrease) in net assets from operations	$(1,308,136)	$1,954,669
Distributions to shareholders (Note 2)
From net investment income	$(1,520,657)	$(2,698,291)
Total distributions	$(1,520,657)	$(2,698,291)
Net increase (decrease) in net assets resulting from fund share transactions (Note 6)	$(7,319,305)	$18,872,240
Net increase (decrease) in net assets	$(10,148,098)	$18,128,618

NET ASSETS:
At beginning of period	79,454,034	61,325,416
At end of period	$69,305,936	$79,454,034

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(916,678)	$71

See Notes to Financial Statements.	43

Wright Current Income Fund (WCIF)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2013		2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.010		$10.100	$9.910	$9.830	$9.700	$9.590
Income (loss) from investment operations:
Net investment income (1)	0.075		0.225	0.303	0.377	0.472	0.447
Net realized and unrealized gain (loss)	(0.246)		0.081	0.302	0.175	0.118	0.122
Total income (loss) from investment operations	(0.171)		0.306	0.605	0.552	0.590	0.569

Less distributions:
From net investment income	(0.189)		(0.396)	(0.415)	(0.472)	(0.460)	(0.459)
Net asset value, end of period	$9.650		$10.010	$10.100	$9.910	$9.830	$9.700
Total Return(2)	(1.73	)%(3)	3.06%	6.22%	5.70%	6.20%	6.10%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$69,306		$79,454	$61,325	$40,584	$33,029	$38,806
Ratios (As a percentage of average daily net assets):
Net expenses	0.90	%(4)	0.90%	0.90%	0.90%	0.92%	0.96%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	0.92%	0.95%
Net investment income	1.53	%(4)	2.23%	3.03%	3.79%	4.81%	4.66%
Portfolio turnover rate	22	%(3)	27%	50%	54%	57%	57%

(1)			Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)			Not annualized.
(4)			Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2013		2012	2011	2010	2009	2008

Ratios (As a percentage of average daily net assets):
Expenses	1.12	%(4)	1.16%	1.19%	1.33%	1.32%	1.24%
Expenses after custodian fee reduction	N/A		N/A	N/A	N/A	1.32%	1.23%
Net investment income	1.31	%(4)	1.97%	2.74%	3.36%	4.41%	4.38%

See Notes to Financial Statements.	44

The Wright Managed Income Trust
Notes to Financial Statements

1. Significant Accounting Policies

Wright Total Return Bond Fund (“WTRB”) and Wright Current Income Fund (“WCIF”) (each a “Fund” and collectively, the “Funds”) (the Funds constituting Wright Managed Income Trust (the “Trust”)), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. WTRB seeks a superior rate of total return, consisting of a high level of income plus price appreciation. WCIF seeks a high level of current income consistent with moderate fluctuations of principal.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service as described above. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

Paydown gains and losses are included in interest income.

D. Federal Taxes – Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2012, WTRB and  WCIF, for federal income tax purposes, had capital loss carryforwards subject to expiration of $1,479,549 and $356,458, respectively, which will reduce each Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

45

The Wright Managed Income Trust
Notes to Financial Statements

December 31,	WTRB	WCIF
2013	$ -	$196,117
2014	981,419	-
2015	199,047	160,341
2017	299,083	-

As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after January 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates.  Therefore, it is possible that all or a portion of a fund’s pre-effective capital loss carryforwards could expire unused.  In addition to the amounts noted in the table above, WCIF has $776,237 available short term capital loss carryforwards and $476,174 available long term capital loss carryforwards that have no expiration date.

A capital loss carryover of $196,117, included in WCIF’s amount in the table above, is available to the Fund as a result of the reorganization of Wright U.S. Government Near Term Fund on December 9, 2006. Utilization of this capital loss carryover may be limited in accordance with certain income tax regulations.

As of June 30, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2012, remains subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. Indemnifications – Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

H. Interim Financial Statements – The interim financial statements relating to June 30, 2013, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2. Distributions to Shareholders

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly.  Distributions of net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

46

The Wright Managed Income Trust
Notes to Financial Statements

As of December 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	WTRB	WCIF
Undistributed ordinary income	$-	$71
Capital loss carryforward	(1,479,549)	(1,608,869)
Unrealized appreciation	1,613,784	2,820,320
Total	$134,235	$1,211,522

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, premium amortization and paydown gain (loss).

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WTRB	0.45%	0.44%	0.42%	0.40%	0.35%
WCIF	0.45%	0.44%	0.42%	0.40%	0.35%

For the six months ended June 30, 2013, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
WTRB	$ 43,371	0.45%
WCIF	$177,640	0.45%

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.07% of the average daily net assets up to $100 million for WTRB and an annual rate of 0.09% of the average daily net assets up to $100 million for WCIF, and 0.05% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the six months ended June 30, 2013, the administrator fee for WTRB and WCIF amounted to $6,746 and $35,529, respectively.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds’ principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Equity Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in each Fund’s Statement of Operations.

47

The Wright Managed Income Trust
Notes to Financial Statements

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the six months ended June 30, 2013, for WTRB  and WCIF were  $24,095 and $98,688, respectively. In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund’s average daily net assets. For the six months ended June 30, 2013, the Funds did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 0.95% and 1.00% of the average daily net assets of WTRB and WCIF, respectively, through April 30, 2014 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. In addition, Wright and WISDI have voluntarily agreed to further limit the total annual expenses of WCIF to 0.90% of its average daily net assets. Such voluntary limitation may be terminated at any time. Pursuant to these agreements and voluntary limitation, Wright waived and/or reimbursed investment adviser fees of $40,883 for WTRB. WISDI waived distribution fees of $24,095 and $85,164 for WTRB and WCIF, respectively.

5. Investment Transactions

Purchases and sales (including maturities and paydowns) of investments, other than short-term obligations, were as follows:

Six Months Ended June 30, 2013
	WTRB	WCIF
Purchases -
Non-U.S. Government & Agency Obligations	$ 168,438	$ -
U.S. Government & Agency Obligations	4,486,618	17,130,499
Sales -
Non-U.S. Government & Agency Obligations	$ 4,969,018	$ 40,051
U.S. Government & Agency Obligations	5,603,957	24,574,422

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

48

The Wright Managed Income Trust
Notes to Financial Statements

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
WTRB
Sold	94,184	$1,237,630	780,654	$10,400,804
Issued to shareholders in payment of distributions declared	19,534	255,212	43,663	582,172
Redemptions	(616,414)	(8,108,140)	(1,301,080)	(17,349,146)
Net decrease	(502,696)	$(6,615,298)	(476,763)	$(6,366,170)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
WCIF
Sold	1,662,593	$16,505,751	3,809,266	$38,430,259
Issued to shareholders in payment of distributions declared	70,378	694,304	134,887	1,362,875
Redemptions	(2,489,384)	(24,519,360)	(2,073,456)	(20,920,894)
Net increase (decrease)	(756,413)	$(7,319,305)	1,870,697	$18,872,240

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2013, as computed on a federal income tax basis, were as follows:

Six Months Ended June 30, 2013
	WTRB	WCIF
Aggregate cost	$16,152,785	$68,431,656
Gross unrealized appreciation	$975,815	$1,663,371
Gross unrealized depreciation	(166,268)	(530,014)
Net unrealized appreciation	$809,547	$1,133,357

8. Line of Credit

The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. (“Union Bank”). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds’ requested amounts at any particular time. At June 30, 2013, the Funds had no outstanding balances pursuant to this line of credit.

The average borrowings and average interest rate (based on days with outstanding balances) for the six months ended June 30, 2013, were as follows:

	WTRB	WCIF
Average borrowings	$354,052	$1,813,438
Average interest rate	1.20%	1.19%

49

The Wright Managed Income Trust
Notes to Financial Statements

9. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the inputs used in valuing each Fund’s investments, which are carried at value, were as follows:

WTRB
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$-	$202,053	$-	$202,053
Commerical Mortgage-Backed Securities	-	1,746,042	-	1,746,042
Corporate Bonds	-	7,173,074	-	7,173,074
U.S. Government Interests	-	7,756,980	-	7,756,980
Short-Term Investments	-	84,183	-	84,183
Total Investments	$-	$16,962,332	$-	$16,962,332

WCIF
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$67,089,909	$-	$67,089,909
Short-Term Investments	-	2,475,104	-	2,475,104
Total Investments	$-	$69,565,013	$-	$69,565,013

The level classification by major category of investments is the same as the category presentation in each Fund’s Portfolio of Investments.

There were no transfers between Level 1 and Level 2 for the period ended June 30, 2013.

10. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU

50

The Wright Managed Income Trust
Notes to Financial Statements

require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on the entity’s financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management has evaluated the ASU and has determined that it did not have a significiant impact on the reporting of the financial statement disclosures.

11. Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the six months ended June 30, 2013, events and transactions subsequent to June 30, 2013, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

51

Important Notices Regarding Delivery of Shareholder
Documents, Portfolio Holdings and Proxy Voting (Unaudited)

The Wright Managed Blue Chip Investment Funds
Wright Investors’ Service, Inc.
Wright Investors’ Service Distributors, Inc.

Important Notice Regarding Delivery of Shareholders Documents

The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Wright, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Wright, or your financial adviser, otherwise.

If you would prefer that your Wright documents not be householded, please contact Wright at (800) 888-9471, or your financial adviser.

Your instructions that householding not apply to delivery of your Wright documents will be effective within 30 days of receipt by Wright or your financial adviser.

Portfolio Holdings

In accordance with rules established by the SEC, the Funds send semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth quarters, respectively, within 60 days of quarter-end and after filing with the SEC. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Funds’ complete portfolio holdings as reported in annual and semi-annual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://sec.gov/info/edgar/prrules.htm or by calling (800) SEC-0330). After filing, the Funds’ portfolio holdings as reported in annual and semi-annual reports are also available on Wright’s website at www.wrightinvestors.com and are available upon request at no additional cost by contacting Wright at (800) 888-9471.

Proxy Voting Policies and Procedures

From time to time funds are required to vote proxies related to the securities held by the funds. The Wright Managed Blue Chip Investment Funds vote proxies according to a set of policies and procedures approved by the Funds’ Board. You may obtain a description of these policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 without charge, upon request, by calling (800) 888-9471. This description is also available on the SEC website at http://www.sec.gov.

52

The Wright Managed Blue Chip Investment Funds

(continued from inside front cover)

Two Fixed-Income Funds

Wright Total Return Bond Fund (WTRB) (the "Fund") is a diversified portfolio of investment grade government and corporate bonds and other debt securities of varying maturities which, in the Adviser's opinion, will achieve the portfolio objective of best total return (i.e. the total of ordinary income plus capital appreciation). Accordingly, investment selections and maturities may differ depending on the particular phase of the interest rate cycle. Dividends are accrued daily and paid monthly. The Fund's benchmark is the Barclays U.S. Aggregate Bond Index.

Wright Current Income Fund (WCIF) (the "Fund") may be invested in a variety of securities and may use a number of strategies, including GNMAs, to produce a high level of income with reasonable stability of principal. The Fund reinvests all principal payments. Dividends are accrued daily and paid monthly. The Fund's benchmark is the Barclays GNMA Backed Bond Index.

WRIGHT
INVESTORS' SERVICE

Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road, Milford, CT 06461

Semi-Annual Report

Officers and Trustees of the Funds
Peter M. Donovan, President and Trustee
A. M. Moody III, Vice President
James J. Clarke, Trustee
Dorcas R. Hardy, Trustee
Richard E. Taber, Trustee
Megan H. Koehler, Secretary
Michael J. McKeen, Treasurer

Investment Adviser and Administrator
Wright Investors' Service, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06461

Principal Underwriter
Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06461
(800) 888-9471
e-mail: wright@wisi.com

Custodian
Union Bank, NA
350 California Street
San Francisco, California 94104

Transfer and Dividend Disbursing Agent
Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.

comb-sar-130630

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which a Fund’s shareholder may recommend nominees to the registrant’s board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A(17 CFR240 14a-101), or this item.

ITEM 11. CONTROLS AND PROCEDURES
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified to the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1)  Registrant’s Code of Ethics – Not applicable (please see Item 2)
(a)(2) Treasurer’s and President’s Section 302 certification
(a)(3)  Not applicable.
(b)      Combined 906 certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      The Wright Managed Income Trust (On behalf of Wright Total Return Bond Fund and Wright Current Income Fund)

By           /s/ Peter M. Donovan
                Peter M. Donovan
President

Date           08/15/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By            /s/ Peter M. Donovan
Peter M. Donavan
President

Date           08/15/2013

By           /s/Michael J. McKeen
                 Michael J. McKeen
Treasurer

Date          08/15/2013